STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.1%
Australia - 2.9%
ASX Ltd.	150,783		6,284,080
Brambles Ltd.	114,209		1,085,470
			7,369,550
Austria - 1.4%
OMV AG	68,353		3,443,372
Bermuda - 2.1%
Hiscox Ltd.	358,789	[a]	5,269,353
France - 20.1%
AXA SA	53,366		1,925,331
BNP Paribas SA	129,213		9,603,611
Cie Generale des Etablissements Michelin SCA	119,620		4,832,361
Klepierre SA	82,832		2,395,092
LVMH Moet Hennessy Louis Vuitton SE	9,362		7,523,242
Orange SA	684,995		8,013,048
Publicis Groupe SA	57,711		6,491,706
Sanofi SA	76,917		7,515,593
Vinci SA	25,928		3,248,489
			51,548,473
Germany - 7.8%
Allianz SE	9,496		2,766,237
Daimler Truck Holding AG	35,259		1,504,069
DHL Group	75,727		3,178,285
Evonik Industries AG	124,818		2,732,090
Mercedes-Benz Group AG	102,891		7,419,937
Muenchener Rueckversicherungs-Gesellschaft AG	4,600		2,288,613
			19,889,231
Hong Kong - .6%
Sun Hung Kai Properties Ltd.	169,500		1,636,868
Italy - 2.7%
Enel SpA	566,048		4,105,957
Eni SpA	183,183		2,888,496
			6,994,453
Japan - 14.7%
Advantest Corp.	37,300		1,236,687
Casio Computer Co. Ltd.	473,700		3,562,864
FUJIFILM Holdings Corp.	63,900		1,439,483
Fujitsu Ltd.	231,000		3,332,535
ITOCHU Corp.	120,100		5,672,444

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.1% (continued)
Japan - 14.7% (continued)
Mitsubishi Electric Corp.	150,300		2,611,590
Mizuho Financial Group, Inc.	70,400		1,441,853
Nippon Telegraph & Telephone Corp.	5,303,500		5,209,635
Renesas Electronics Corp.	123,600		2,322,258
Shionogi & Co. Ltd.	27,900		1,257,020
Sony Group Corp.	42,300		3,476,357
Sumitomo Mitsui Financial Group, Inc.	73,300		4,806,008
Trend Micro, Inc.	25,500		1,151,350
			37,520,084
Netherlands - 6.9%
ASML Holding NV	5,382		5,159,622
ING Groep NV	394,241		7,066,457
Koninklijke Ahold Delhaize NV	172,899		5,366,106
			17,592,185
Norway - .3%
Yara International ASA	28,188	[a]	873,277
Singapore - .9%
Singapore Exchange Ltd.	325,300		2,300,527
Spain - 1.1%
ACS Actividades de Construccion y Servicios SA	61,961		2,776,213
Switzerland - 5.3%
Kuehne + Nagel International AG	8,770		2,483,770
Novartis AG	32,032		3,312,442
Roche Holding AG	17,464		4,473,047
Sonova Holding AG	7,786		2,463,018
STMicroelectronics NV	20,644		861,111
			13,593,388
United Kingdom - 25.0%
Ashtead Group PLC	35,620		2,622,872
BAE Systems PLC	235,911		4,201,173
BP PLC	364,078		2,280,394
British American Tobacco PLC	113,885		3,519,493
Bunzl PLC	26,413		991,050
Burberry Group PLC	133,138		1,763,034
Diageo PLC	235,176		7,931,796
Ferguson PLC	29,612		6,073,470
GSK PLC	201,078		4,510,865
Melrose Industries PLC	180,063		1,427,890
Rio Tinto PLC	44,456		3,122,475
Shell PLC	302,517		10,915,087
SSE PLC	142,673		3,205,815
Tate & Lyle PLC	505,297		4,475,129

Description		Shares		Value ($)
Common Stocks - 94.1% (continued)
United Kingdom - 25.0% (continued)
Unilever PLC		128,130		7,020,527
				64,061,070
United States - 2.3%
CRH PLC		75,720		5,968,780
Total Common Stocks (cost $206,978,128)				240,836,824

Exchange-Traded Funds - 2.3%
United States - 2.3%
iShares MSCI EAFE ETF (cost $5,898,971)		73,328	[a]	5,952,767
	Preferred Dividend Yield (%)
Preferred Stocks - 1.6%
Germany - 1.6%
Volkswagen AG (cost $7,912,480)	8.55	32,693		4,083,671
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $358,499)	5.43	358,499	[b]	358,499

Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,747,702)	5.43	6,747,702	[b]	6,747,702
Total Investments (cost $227,895,780)		100.7%		257,979,463
Liabilities, Less Cash and Receivables		(.7%)		(1,893,910)
Net Assets		100.0%		256,085,553

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $6,761,818 and the value of the collateral was $6,875,580, consisting of cash collateral of $6,747,702 and U.S. Government & Agency securities valued at $127,878. In addition, the value of collateral may include pending sales that are also on loan.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	-	240,836,824	††	-	240,836,824
Equity Securities - Preferred Stocks	-	4,083,671	††	-	4,083,671
Exchange-Traded Funds	5,952,767	-		-	5,952,767
Investment Companies	7,106,201	-		-	7,106,201

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2024, accumulated net unrealized appreciation on investments was $30,083,683, consisting of $44,884,617 gross unrealized appreciation and $14,800,934 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.